RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
20.	RELATED PARTY TRANSACTIONS

There were no material related party transactions in 2022 and 2021 other than compensation of key management personnel.

Key management personnel

Compensation of key management personnel of the Company is as follows:

	Years ended December 31,
	2022	2021
Cash compensation - salaries, short-term incentives, and other benefits	$8.9	$8.2
Long-term incentives, including share-based payments	6.2	6.8
Termination and post-retirement benefits	4.5	1.3
Total compensation paid to key management personnel	$19.6	$16.3

Key management personnel are defined as the Senior Leadership Team and members of the Board of Directors.